Long-term Borrowings - Summary of Detailed Information About Loans Outstanding (Parenthetical) (Detail)	12 Months Ended
Dec. 31, 2018
0.74% long-term debt payable in annual installments with final payment due April 2018 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate	0.74%
Long-term debt maturity	April 2018
6-months Euribor (360) plus a 2.5% spread long-term debt with final payment due August 2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	2.50%
Long-term debt maturity	August 2019
6-months Euribor (360) plus a 3.9% spread long-term debt with final payment due August 2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	3.90%
Long-term debt maturity	August 2019
3-months Euribor (360) plus a 4% spread long-term debt with final payment due August 2019 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	4.00%
Long-term debt maturity	August 2019
6-months Euribor (360) plus a 2.9% spread long-term debt with final payment due December 2020 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	6-months Euribor (360)
Long-term debt interest rate spread	2.90%
Long-term debt maturity	December 2020
3-months Euribor (360) plus a 3,5% spread long-term debt with final payment due March 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	3.50%
Long-term debt maturity	March 2022
3-months Euribor (360) plus a 2.2% spread long-term debt with final payment due February 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	2.20%
Long-term debt maturity	February 2022
3-months Euribor (360) plus a 1.9% spread long-term debt with final payment due November 2022 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate basis	3-months Euribor (360)
Long-term debt interest rate spread	1.90%
Long-term debt maturity	November 2022
2.3% long-term debt with final payment due June 2025 [member]
Disclosure of detailed information about borrowings [line items]
Long-term debt interest rate	2.30%
Long-term debt maturity	June 2025